Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Par value of Preference shares issued and outstanding	$ 1.00	$ 1.00